Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net loss, continuing operations	$ (16,032)	$ (1,422,977)
Adjustments to reconcile net loss to net cash provided by operating activities:
Vessel depreciation	(798,712)	(866,734)
Amortization of deferred charges	(31,339)	(33,281)
Share-based compensation	24,862	58,870
Unrealized gain on derivative	(18,754)	(39,738)
Amortization of debt discount	54,101	88,294
Changes in operating assets and liabilities	(2,368,640)	3,063,872
Net cash provided by / (used in) operating activities of continuing operations	(1,494,412)	2,648,336
Cash flows from financing activities:
Investment in subsidiary spun-off		(2,905,060)
Loan arrangement fees paid		(119,863)
Offering expenses paid		(12,488)
Proceeds from long-term bank loans		4,250,000
Repayment of long-term bank loans	(1,303,000)	(6,240,000)
Net cash used in financing activities of continuing operations	(1,303,000)	(5,027,411)
Net decrease in cash and cash equivalents and restricted cash	(2,797,412)	(2,379,075)
Cash, cash equivalents and restricted cash at beginning of period	13,211,588	8,297,147
Cash, cash equivalents and restricted cash at end of period, continuing operations	10,414,176	5,918,072
Cash breakdown
Total cash, cash equivalents and restricted cash shown in the statement of cash flows, continuing operations	13,211,588	8,297,147
Discontinued operations:
Net cash provided by operating activities of discontinued operations		433,374
Net cash used in investing activities of discontinued operations		2,501,208
Net cash provided by financing activities of discontinued operations		$ 1,648,317